Crypto Assets Held	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Crypto Assets Held

4. Crypto Assets Held

The Company’s crypto assets are comprised solely of Bitcoin. In accordance with ASC Topic 820, Fair Value Measurement, the Company measures the fair value of its Bitcoin based on the quoted end-of-day price on the measurement date for a single Bitcoin on an active trading platform, River.com. Management has determined that River.com, an active exchange market, represents a principal market for Bitcoin and the end-of-day quoted price is both readily available and representative of fair value (Level 1 inputs). The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the condensed consolidated balance sheets (in thousands):

	March 31, 2026
	Units	Cost Basis	Fair Value
Crypto assets held:
Bitcoin	1	$111	$66
Total	1	$111	$66

	December 31, 2025
	Units	Cost Basis	Fair Value
Crypto assets held:
Bitcoin	6	$653	$506
Total	6	$653	$506

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the three months ended March 31, 2026 (in thousands):

Bitcoin
Balance, December 31, 2025	$506
Dispositions	(542)
Unrealized loss, net	102
Balance, March 31, 2026	$66

Dispositions are the result of sales of Bitcoin. During the three months ended March 31, 2026, the Company had Bitcoin dispositions of $0.5 million, inclusive of realized gains of $0.2 million. The Company uses a first-in, first-out methodology to assign costs to Bitcoin for purposes of the Bitcoin held and realized gains and losses disclosure above. Bitcoin is included in current assets in the condensed consolidated balance sheets due to the Company’s ability to sell them in a highly liquid marketplace and its intent to liquidate its Bitcoin to support operations when needed.

3. Investment in Crypto Assets – Bitcoin

The Company’s crypto assets are comprised solely of Bitcoin. In accordance with ASC Topic 820, Fair Value Measurement, the Company measures the fair value of its Bitcoin based on the quoted end-of-day price on the measurement date for a single Bitcoin on an active trading platform, River.com. Management has determined that River.com, an active exchange market, represents a principal market for Bitcoin and the end-of-day quoted price is both readily available and representative of fair value (Level 1 inputs).

The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2025 (in thousands):

	Units	Cost Basis	Fair Value
Investments in crypto assets:
Bitcoin	6	$653	$506
Total	6	$653	$506

The following table sets forth the units held, cost basis, and fair value of its investments in crypto assets, as shown on the consolidated balance sheets as of December 31, 2024 (in thousands):

	Units	Cost Basis	Fair Value
Investments in crypto assets:
Bitcoin	31	$2,051	$2,849
Total	31	$2,051	$2,849

The following table presents a reconciliation of the fair values of the Company’s investments in crypto assets for the year ended December 31, 2025 (in thousands):

Bitcoin
Balance, December 31, 2024	$2,849
Additions	2,750
Dispositions	(4,148)
Unrealized loss, net	(945)
Balance, December 31, 2025	$506

Additions are the result of the Company acquiring Bitcoin with liquid assets from equity financings, while dispositions are the result of sales of Bitcoin. During the year ended December 31, 2025, the Company had Bitcoin dispositions of $4.1 million, inclusive of realized gains of $0.9 million. The Company uses a first-in, first-out methodology to assign costs to Bitcoin for purposes of the Bitcoin held and realized gains and losses disclosure above. Bitcoin is included in current assets in the consolidated balance sheets due to the Company’s ability to sell them in a highly liquid marketplace and its intent to liquidate its Bitcoin to support operations when needed.